Provision for credit losses	12 Months Ended
Dec. 31, 2011
Provision for credit losses
Provision for credit losses

in	2011	2010	2009

Provision for credit losses (CHF million)

Provision for loan losses	141	(93)	315

Provision for lending-related and other exposures	46	14	191

Provision for credit losses	187	(79)	506